UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Event Driven Equity Fund
 (Class A: REDAX)
(Class I: REDIX)

SEMI-ANNUAL REPORT
February 28, 2015

Ramius Event Driven Equity Fund
a series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Schedule of Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	20
Expense Example	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ramius Event Driven Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
www.ramiusmutualfunds.com

Dear Fellow Shareholders,

We are pleased to update you about developments in the Ramius Event Driven Equity Fund (the “Fund”) and to report semiannual results for the Fund, covering the six month period ended February 28, 2015. The Fund invests in event-driven equities including mergers and acquisitions (also merger arbitrage), spin-offs, corporate restructurings, balance sheet restructurings and companies where shareholder activists are present and where we believe they can effect value creating change.

The Fund's negative absolute and relative performance for the period is related to periods of increased volatility in the equity markets that took place in September, October and December. In September, fears of rising interest rates, investors repositioning out of small and mid-cap stocks, declining oil prices and negative idiosyncratic events were all headwinds for the Fund. We entered September with a 30% weighting to our typically lower beta merger arbitrage investments, with the balance of the portfolio invested in select activist and other event driven names. Within the select activist portion of the book we had higher exposure to small and mid-cap names held by hedge funds, which were the principal casualties of the sell-off.

Those conditions persisted into October, abated in November (when performance was flat) and re-emerged in December. At the start of 2015, we rebalanced the portfolio to position the Fund in a more conservative posture, while still maintaining long equity exposure. We increased the Fund's cash position and also increased the Fund's exposure to merger arbitrage.

Within our investments to select activist and event driven names, we evaluated our holdings in terms of our conviction, and refocused our attention on the highest conviction names of a core group of activist investors that we track and the liquidity of each stock. Finally, we refined our hedging program in order to better manage the portfolio during periods of market volatility and to lower the overall beta of the book.

This refined approach to our investment mandate was applied at the end of the reporting period and though in place for only a short time, it has yielded positive results. We expect to update you about this in future letters.

As part of our refinement of the portfolio we migrated out of some smaller cap names and into some larger cap names while reducing exposure to energy focused companies.

On weakness, we also added to some positions that were detractors. A good example is Tribune Media. The activist investment firm Blue Harbor has publicly agitated for the company to divest non-core assets and provide greater transparency to investors. Tribune recently listed on the New York stock exchange, raising its profile with institutional investors and sell side brokerage companies who are initiating coverage on the company as we write this. Tribune suffered losses in September and December as investors worried about the pace of change at the company but it is our belief that continued monetization of non-core assets, a massive political advertising spend across its television network markets during this campaign cycle, a significant increase in retransmission fees from parent television networks and continued development of its cable network WGN will provide significant value and catalysts for the stock in the coming months.

Overall the semiannual period was challenging for the Fund as increased volatility in small and midcap stocks adversely impacted performance. The adjustments we made to our portfolio heading into 2015 were informed by the lessons we learned during these months. We believe in the long-run potential of shareholder activism and high conviction special situations investing and our ability to capture those return streams, tempered by the historically low volatility character of merger arbitrage investing and look forward to showing the results of that conviction in coming months.

IMPORTANT INFORMATION

The views in this letter reflect the opinions of Ramius Advisors, LLC as of February 28, 2015 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

An investment in the Fund is subject to risks, including the possible loss of principal. The Fund utilizes investment strategies that are nontraditional and may be highly volatile. Event-Driven and Merger Arbitrage involves risks associated with the Advisor's evaluation of the outcome of a proposed Event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund's return on the investment may be negative. Accordingly, the Fund may underperform the markets under certain market conditions, such as periods when there is rapid appreciation in the markets.

Select Activist risk pertains to investing in companies that put public pressure on another company’s management team/board in an attempt to achieve certain objectives. These investments may not be successful, or even if successful, the Fund’s investment may lose value. High yield (“junk”) bonds are debt securities rated below investment grade. Junk bonds are speculative, tend to be less liquid than higher rated securities; are subject to greater price volatility and greater sensitivity to interest rate and economic changes. Derivatives involve greater risks than the underlying obligations because in addition to general market risks, they are subject to illiquidity risk, counterparty credit risk and operational leveraging risk. The use of derivatives includes futures, options, swaps and forward contracts. Short sales are speculative transactions and involve special risks, including that the Fund's losses are potentially unlimited. Options trading involves greater than ordinary investment risks and is not suitable for all investors. The Fund is non-diversified meaning it may invest a relatively high percentage of its assets in a limited number of positions making it more vulnerable to changes in the market value of a single position. Foreign investments present additional risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic and political factors, lower liquidity, different legal and accounting standards, and other factors. There are risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues. There can be no guarantee that the Fund will achieve its investment objective.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 79.5%
	AIRCRAFT & PARTS – 3.1%
3,305	Exelis, Inc.	$79,981
11,698	KLX, Inc.*	467,218
		547,199
	AIRCRAFT PARTS – 1.9%
5,303	B/E Aerospace, Inc.*1	336,953

	ALCOHOLIC BEVERAGES – 1.9%
4,486	Molson Coors Brewing Co. - Class B	340,443

	ANALYTICAL LAB EQUIPMENT – 1.5%
6,082	Agilent Technologies, Inc.[1]	256,721

	BANKS – 0.4%
14	City National Corp.	1,265
5,387	Susquehanna Bancshares, Inc.	72,240
		73,505

	BASIC & DIVERSIFIED CHEMICALS – 1.4%
4,783	Dow Chemical Co.	235,515

	BODY & CHASSIS – 4.8%
8,017	TRW Automotive Holdings Corp.*	835,692

	CABLE & SATELLITE – 1.9%
2,167	Time Warner Cable, Inc.[1]	333,826

	CABLE VIDEO SERVICES – 3.6%
7,106	DIRECTV*1	629,592

	CLOUD & VIRTUALIZATION – 0.1%
522	InterXion Holding N.V.*2	16,636

	COMMERCIAL NON-PROFITABLE SPECIALTY PHARMACEUTICALS – 1.0%
1,110	Salix Pharmaceuticals Ltd.*	174,492

	COMMERCIAL PROFITABLE SPECIALTY PHARMACEUTICALS – 6.3%
3,347	Allergan, Inc.[1]	778,981
7,178	Zoetis, Inc.[1]	330,834
		1,109,815

	COMMERCIAL VEHICLE OTHER PARTS & SERVICES – 1.4%
7,695	Allison Transmission Holdings, Inc.	244,855

	COMPUTER STORAGE – 1.1%
6,905	EMC Corp.	199,831

	CONSTRUCTION MACHINERY – 0.8%
6,227	Manitowoc Co., Inc.	137,804

	CONSUMER RETAIL CHEMICALS – 2.4%
2,990	Sigma-Aldrich Corp.	412,799

	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION – 3.3%
8,847	Chesapeake Energy Corp.	147,568
3,800	Hess Corp.	285,304

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CRUDE OIL & NATURAL GAS EXPLORATION & PRODUCTION (Continued)
29,687	Triangle Petroleum Corp.*	$147,247
		580,119

	DATA NETWORKING EQUIPMENT – 1.2%
468	Aruba Networks, Inc.*	11,611
9,591	Riverbed Technology, Inc.*	200,836
		212,447

	DEVELOPMENT STAGE BIOTECHNOLOGY – 0.1%
71	Pharmacyclics, Inc.*	15,331

	DOLLAR STORES – 1.5%
3,325	Family Dollar Stores, Inc.	261,810

	ENTERPRISE SOFTWARE – 3.6%
43,693	Nuance Communications, Inc.*1	624,810

	FRONT END CAPITAL EQUIPMENT – 1.0%
8,856	Tokyo Electron Ltd. - ADR[2]	167,821

	FULL SERVICE RESTAURANTS – 1.0%
3,039	Bob Evans Farms, Inc.[1]	178,025

	GENERIC PHARMACEUTICALS – 1.2%
2,454	Hospira, Inc.*	214,823

	INFRASTRUCTURE SOFTWARE – 1.1%
4,534	Microsoft Corp.	198,816

	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY – 2.3%
10,417	Bank of New York Mellon Corp.	407,721

	INTEGRATED UTILITIES – 0.4%
1,116	Cleco Corp.	60,744

	INTERNET ADVERTISING PORTALS – 4.7%
5,817	IAC/InterActiveCorp[1]	392,182
9,716	Yahoo!, Inc.*	430,225
		822,407

	LIMITED SERVICE RESTAURANTS – 1.5%
2,676	McDonald's Corp.[1]	264,656

	MEDICAL EQUIPMENT – 3.6%
10,524	CareFusion Corp.*1	632,282

	MEN'S CLOTHING STORES – 1.7%
6,063	Men's Wearhouse, Inc.	304,302

	OILFIELD SERVICES & EQUIPMENT – 1.8%
876	Dresser-Rand Group, Inc.*	71,298
5,575	Halliburton Co.	239,390
		310,688

	ORTHOPEDIC DEVICES – 0.0%
296	Tornier N.V.*2	7,234

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PASSENGER CAR RENTAL & LEASING – 1.3%
10,067	Hertz Global Holdings, Inc.*	$232,246

	PHARMACIES & DRUG STORES – 1.0%
2,040	Walgreens Boots Alliance, Inc.	169,483

	POWER GENERATION EQUIPMENT – 2.5%
14,073	Babcock & Wilcox Co.	436,826

	PUBLISHING – 3.3%
8,639	Tribune Media Co. - Class A*	569,915

	REAL ESTATE & PROPERTY WEBSITES – 0.6%
980	Zillow, Inc. - Class A*	112,455

	SEMICONDUCTOR DEVICES – 0.1%
1,073	Silicon Image, Inc.*	7,822

	SPECIALTY & OTHER REIT – 1.9%
3,923	Crown Castle International Corp. - REIT	338,594

	TELECOMMUNICATIONS EQUIPMENT – 0.0%
100	Motorola Solutions, Inc.	6,794

	TIRE – 1.2%
7,959	Goodyear Tire & Rubber Co.	212,744

	TOTAL COMMODITY - RAIL – 2.0%
1,839	Canadian Pacific Railway Ltd.[2]	345,033

	TRAVEL INFORMATION & BOOKING WEBSITES – 0.3%
5,185	Orbitz Worldwide, Inc.*	60,042

	TV MEDIA NETWORKS – 1.7%
8,579	Twenty-First Century Fox, Inc. - Class B	292,029

	TOTAL COMMON STOCKS (Cost $13,081,584)	13,933,697

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	CALL OPTIONS – 0.0%
	Aruba Networks, Inc.
18	Exercise Price: $25.00, Expiration Date: March 20, 2015	2,430
1	Exercise Price: $26.00, Expiration Date: March 20, 2015	85
10	Exercise Price: $27.00, Expiration Date: March 20, 2015	475
5	Exercise Price: $25.00, Expiration Date: April 17, 2015	800
	Chicago Board Options Exchange SPX Volatility Index
5	Exercise Price: $21.00, Expiration Date: March 18, 2015	188
3	Exercise Price: $18.00, Expiration Date: April 15, 2015	532
	Comcast Corp. - Class A
9	Exercise Price: $62.50, Expiration Date: July 17, 2015	1,467
	Encana Corp.
6	Exercise Price: $20.00, Expiration Date: April 17, 2015	30

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Halliburton Co.
6	Exercise Price: $47.50, Expiration Date: April 17, 2015	$201
	PetSmart, Inc.
14	Exercise Price: $85.00, Expiration Date: April 17, 2015	70
1	Exercise Price: $85.00, Expiration Date: July 17, 2015	5
	Whiting Petroleum Corp.
5	Exercise Price: $47.50, Expiration Date: March 20, 2015	25
		6,308

	PUT OPTIONS – 0.1%
	AT&T, Inc.
25	Exercise Price: $33.00, Expiration Date: March 20, 2015	188
14	Exercise Price: $35.00, Expiration Date: July 17, 2015	2,842
	Comcast Corp. - Class A
20	Exercise Price: $57.50, Expiration Date: March 21, 2015	760
	Dresser-Rand Group, Inc.
5	Exercise Price: $75.00, Expiration Date: January 15, 2016	1,450
	S&P 500 Index
1	Exercise Price: $1,910.00, Expiration Date: April 17, 2015	635
1	Exercise Price: $1,920.00, Expiration Date: April 17, 2015	690
1	Exercise Price: $2,080.00, Expiration Date: April 17, 2015	3,005
1	Exercise Price: $2,090.00, Expiration Date: April 17, 2015	3,320
	Salix Pharmaceuticals Ltd.
15	Exercise Price: $100.00, Expiration Date: April 17, 2015	150
	SPDR S&P 500 ETF Trust
9	Exercise Price: $188.00, Expiration Date: March 21, 2015	90
33	Exercise Price: $191.00, Expiration Date: March 21, 2015	429
10	Exercise Price: $206.00, Expiration Date: March 21, 2015	1,070
33	Exercise Price: $207.00, Expiration Date: March 21, 2015	4,224
		18,853

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $32,733)	25,161

Number of Shares

	SHORT-TERM INVESTMENTS – 15.6%
2,741,264	Fidelity Institutional Money Market Portfolio - Class I, 0.079%[3]	2,741,264
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,741,264)	2,741,264

	TOTAL INVESTMENTS – 95.2% (Cost $15,855,581)	16,700,122

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	Other Assets in Excess of Liabilities – 4.8%	$838,369

	TOTAL NET ASSETS – 100.0%	$17,538,491

	SECURITIES SOLD SHORT – (22.2)%
	COMMON STOCKS – (12.7)%
	BANKS – (0.3)%
(1,361)	BB&T Corp.	(51,786)

	CABLE & SATELLITE – (2.3)%
(180)	Charter Communications, Inc. - Class A*	(32,508)
(6,200)	Comcast Corp. - Class A	(368,156)
		(400,664)

	DATA NETWORKING EQUIPMENT – (0.1)%
(339)	Harris Corp.	(26,334)

	DIVERSIFIED BANKS – 0.0%
(10)	Royal Bank of Canada[2]	(626)

	DOLLAR STORES – (0.4)%
(827)	Dollar Tree, Inc.*	(65,895)

	E-COMMERCE DISCRETIONARY – (1.9)%
(3,886)	Alibaba Group Holding Ltd. - ADR*2	(330,776)

	FRONT END CAPITAL EQUIPMENT – (1.0)%
(7,174)	Applied Materials, Inc.	(179,709)

	GENERIC PHARMACEUTICALS – (2.0)%
(1,228)	Actavis PLC*2	(357,790)

	METAL CONTAINERS & PACKAGING – (0.1)%
(239)	Ball Corp.	(17,139)

	OILFIELD SERVICES & EQUIPMENT – (1.8)%
(4,976)	Baker Hughes, Inc.	(311,050)

	PROPERTY & CASUALTY INSURANCE PREMIUMS – (0.3)%
(1,653)	XL Group PLC[2]	(59,839)

	SURGICAL APPLIANCES & SUPPLIES – (0.7)%
(820)	Becton, Dickinson and Co.	(120,310)

	WIRELESS TELECOM SERVICES – (1.8)%
(8,929)	AT&T, Inc.	(308,586)

	TOTAL COMMON STOCKS (Proceeds $2,240,834)	(2,230,504)

	EXCHANGE-TRADED FUNDS – (9.5)%
(1,501)	Consumer Discretionary Select Sector SPDR Fund	(114,031)
(2,288)	Energy Select Sector SPDR Fund	(180,798)
(3,894)	Financial Select Sector SPDR Fund	(94,819)
(3,166)	iShares Russell 2000 ETF	(387,993)
(150)	Powershares QQQ Trust Series 1	(16,260)

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(258)	SPDR Dow Jones Industrial Average ETF Trust	$(46,737)
(3,026)	SPDR S&P 500 ETF Trust	(637,457)
(671)	SPDR S&P Retail ETF	(66,228)
(2,795)	Technology Select Sector SPDR Fund	(120,408)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,620,201)	(1,664,731)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,861,035)	$(3,895,235)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Chicago Board Options Exchange SPX Volatility Index
(5)	Exercise Price: $29.00, Expiration Date: March 18, 2015	(62)
(3)	Exercise Price: $26.00, Expiration Date: April 15, 2015	(195)
		(257)
	PUT OPTIONS – 0.0%
	Comcast Corp. - Class A
(20)	Exercise Price: $55.00, Expiration Date: March 20, 2015	(200)
	S&P 500 Index
(4)	Exercise Price: $2,000.00, Expiration Date: April 17, 2015	(5,560)
	SPDR S&P 500 ETF Trust
(20)	Exercise Price: $197.00, Expiration Date: March 20, 2015	(510)
(61)	Exercise Price: $199.00, Expiration Date: March 20, 2015	(2,044)
		(8,314)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $13,664)	$(8,571)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity	Notional Amount	Pay/Receive Total Return on Reference Entity	Financing Rate[4]	Termination Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Morgan Stanley	Aviva PLC	£137,916	Pay	0.45%	12/6/16	$-	$(11,190)
Morgan Stanley	Catlin Group Ltd.	$135,450	Receive	0.17	3/1/16	-	(1,140)
Morgan Stanley	Friends Life Group Ltd.	£170,915	Receive	0.50	12/6/16	-	13,643
Morgan Stanley	Greene King PLC	£19,089	Pay	0.45	12/6/16	-	(3,880)
Morgan Stanley	Holcim Ltd.	$63,435	Pay	0.11	3/1/17	-	230
Morgan Stanley	Jazztel PLC	€98,738	Receive	0.05	11/15/16	-	6,058
Morgan Stanley	Lafarge S.A.	$61,137	Receive	0.17	3/1/17	-	(232)
Morgan Stanley	Spirit Pub Co. PLC	£19,841	Receive	0.50	12/6/16	-	3,868
Morgan Stanley	Telecity Group PLC	$17,622	Pay	0.11	3/1/16	-	158
Morgan Stanley	Rexam PLC	$44,855	Receive	0.17	3/1/16	-	(49)
TOTAL TOTAL RETURN SWAP CONTRACTS						$-	$7,466

£ – British Pound
€ – Euro
[4]	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
SUMMARY OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Security Type/Category	Percent of Total Net Assets
Common Stocks
Commercial Profitable Specialty Pharmaceuticals	6.3%
Body & Chassis	4.8%
Internet Advertising Portals	4.7%
Medical Equipment	3.6%
Cable Video Services	3.6%
Enterprise Software	3.6%
Crude Oil & Natural Gas Exploration & Production	3.3%
Publishing	3.3%
Aircraft & Parts	3.1%
Power Generation Equipment	2.5%
Consumer Retail Chemicals	2.4%
Institutional Trust, Fiduciary & Custody	2.3%
Total Commodity - Rail	2.0%
Alcoholic Beverages	1.9%
Specialty & Other REIT	1.9%
Aircraft Parts	1.9%
Cable & Satellite	1.9%
Oilfield Services & Equipment	1.8%
Men's Clothing Stores	1.7%
TV Media Networks	1.7%
Limited Service Restaurants	1.5%
Dollar Stores	1.5%
Analytical Lab Equipment	1.5%
Commercial Vehicle Other Parts & Services	1.4%
Basic & Diversified Chemicals	1.4%
Passenger Car Rental & Leasing	1.3%
Generic Pharmaceuticals	1.2%
Tire	1.2%
Data Networking Equipment	1.2%
Computer Storage	1.1%
Infrastructure Software	1.1%
Full Service Restaurants	1.0%
Commercial Non-Profitable Specialty Pharmaceuticals	1.0%
Pharmacies & Drug Stores	1.0%
Front End Capital Equipment	1.0%
Construction Machinery	0.8%
Real Estate & Property Websites	0.6%
Banks	0.4%
Integrated Utilities	0.4%
Travel Information & Booking Websites	0.3%
Cloud & Virtualization	0.1%
Development Stage Biotechnology	0.1%
Semiconductor Devices	0.1%
Orthopedic Devices	0.0%

Ramius Event Driven Equity Fund
SUMMARY OF INVESTMENTS - Continued
As of February 28, 2015 (Unaudited)

Security Type/Category	Percent of Total Net Assets
Common Stocks (Continued)
Telecommunications Equipment	0.0%
Total Common Stocks	79.5%
Purchased Options Contracts
Put Options	0.1%
Call Options	0.0%
Total Purchased Options Contracts	0.1%
Short-Term Investments	15.6%
Total Investments	95.2%
Other Assets in Excess of Liabilities	4.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of February 28, 2015 (Unaudited)

Assets:
Investments, at value (cost $15,822,848)	$16,674,961
Purchased options contracts, at value (cost $32,733)	25,161
Foreign currency, at value (cost $495)	501
Cash	26,545
Segregated cash at Broker	4,641,564
Receivables:
Investment securities sold	1,132,186
Fund shares sold	1,217
Unrealized appreciation on open swap contracts	23,957
Dividends and interest	15,843
Prepaid expenses	13,048
Total assets	22,554,983

Liabilities:
Securities sold short, at value (proceeds $3,861,035)	3,895,235
Written options contracts, at value (proceeds $13,664)	8,571
Foreign currency due to custodian, at value (proceeds $25)	25
Payables:
Investment securities purchased	1,043,850
Unrealized depreciation on open swap contracts	16,491
Advisory fees	1,058
Distribution fees (Note 7)	44
Custody fees	10,140
Auditing fees	8,678
Transfer agent fees and expenses	8,638
Fund accounting fees	7,355
Fund administration fees	6,166
Chief Compliance Officer fees	2,268
Trustees' fees and expenses	1,806
Dividends on securities sold short	939
Accrued other expenses	5,228
Total liabilities	5,016,492

Net Assets	$17,538,491

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of February 28, 2015 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$18,187,898
Accumulated net investment loss	(95,892)
Accumulated net realized loss on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency transactions	(1,369,232)
Net unrealized appreciation (depreciation) on:
Investments	852,113
Purchased options contracts	(7,572)
Securities sold short	(34,200)
Written options contracts	5,093
Swap contracts	7,466
Foreign currency translations	(7,183)
Net Assets	$17,538,491

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$231,550
Shares of beneficial interest issued and outstanding	23,997
Redemption price*	9.65
Maximum sales charge (5.50% of offering price)**	0.56
Maximum offering price to public	$10.21

Class I Shares:
Net assets applicable to shares outstanding	$17,306,941
Shares of beneficial interest issued and outstanding	1,787,077
Offering and redemption price per share	$9.68

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign tax withholding of $424)	$87,748
Interest	20,814
Total investment income	108,562

Expenses:
Advisory fees	123,956
Dividends on securities sold short	28,304
Fund accounting fees	25,765
Transfer agent fees and expenses	24,820
Interest expense	24,333
Administration fees	20,836
Registration fees	17,749
Custody fees	15,874
Auditing fees	7,929
Miscellaneous	7,435
Chief Compliance Officer fees	7,155
Legal fees	6,940
Shareholder reporting fees	4,958
Trustees' fees and expenses	1,877
Offering costs	1,724
Insurance fees	745
Distribution fees (Note 7)	278
Total expenses	320,678
Advisory fees waived	(116,224)
Net expenses	204,454
Net investment loss	(95,892)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short,
Written Options Contracts, Swap Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(431,848)
Purchased options contracts	(121,819)
Securities sold short	(385,769)
Written options contracts	61,653
Swap contracts	54,482
Foreign currency transactions	1,056
Net realized loss	(822,245)
Net change in unrealized appreciation/depreciation on:
Investments	(124,837)
Purchased options contracts	64,100
Securities sold short	8,281
Written options contracts	(21,319)
Swap contracts	(26,302)
Foreign currency translations	(7,183)
Net change in unrealized appreciation/depreciation	(107,260)
Net increase from payments by affiliates (Note 3)	275
Net realized and unrealized loss on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency	(929,230)

Net Decrease in Net Assets from Operations	$(1,025,122)

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period September 30, 2013* through August 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(95,892)		$(116,658)
Net realized gain (loss) on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and foreign currency transactions	(822,245)		144,681
Net change in unrealized appreciation/depreciation on investments, purchased options contracts,
securities sold short, written options contracts, swap contracts and foreign currency translations	(107,260)		922,977
Net increase from payments by affiliates (Note 3)	275		−
Net increase (decrease) in net assets resulting from operations	(1,025,122)		951,000

Distributions to Shareholders:
From net realized gains:
Class A	(7,339)		(563)
Class I	(550,317)		(32,774)
Total distributions to shareholders	(557,656)		(33,337)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,000		288,302
Class I	262,855		21,857,383
Reinvestment of distributions:
Class A	7,275		557
Class I	392,306		30,908
Cost of shares redeemed:
Class A	(4,625)		(66,059)
Class I1	(2,699,256)		(1,876,040)
Net increase (decrease) in net assets from capital transactions	(2,031,445)		20,235,051

Total increase (decrease) in net assets	(3,614,223)		21,152,714

Net Assets:
Beginning of period	21,152,714		−
End of period	$17,538,491		$21,152,714

Accumulated net investment gain (loss)	$(95,892)	$	−

Capital Share Transactions:
Shares sold:
Class A	1,007		28,855
Class I	26,500		2,174,931
Shares reinvested:
Class A	774		55
Class I	41,602		3,072
Shares redeemed:
Class A	(468)		(6,226)
Class I	(278,697)		(180,331)

Net increase (decrease) in capital share transactions	(209,282)		2,020,356

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $3 and $462, respectively.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended February 28, 2015 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(1,025,122)
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(55,158,195)
Sales of long-term portfolio investments	59,053,605
Proceeds from securities sold short	36,822,189
Cover short securities	(35,539,149)
Proceeds from written options	191,721
Closed written options	(172,996)
Purchase of short-term investments, net	(1,883,018)
Increase in foreign currency, net	(476)
Increase in segregated cash at Broker	(992,300)
Decrease in investment securities sold receivable	22,513
Decrease in dividends and interest receivable	16,926
Decrease in prepaid expenses	6,317
Decrease in prepaid offering costs	1,724
Increase in investment securities purchased	198,616
Decrease in advisory fees	(10,974)
Increase in dividends on securities sold short	526
Decrease in accrued expenses	(15,703)
Net amortization on investments	2,626
Net realized loss	866,665
Net change in unrealized appreciation/depreciation	100,077
Net cash provided by operating activities	2,485,572
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	271,638
Cost of shares redeemed	(2,708,453)
Dividends paid to shareholders, net of reinvestments	(158,075)
Net cash used for financing activities	(2,594,890)

Net decrease in cash	(109,318)

Cash:
Beginning of period	135,863
End of period	$26,545

Non cash financing activities not included herein consist of $399,581 of reinvested dividends.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period September 30, 2013* through August 31, 2014

Net asset value, beginning of period	$10.45	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.42)	0.57
Total from investment operations	(0.48)	0.48
Less Distributions:
From net realized gains	(0.32)	(0.03)

Redemption fee proceeds	−	−

Net asset value, end of period	$9.65	$10.45

Total return[2]	(4.55)%[3]	4.77%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$231	$237

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.74%[4]	3.81%[4]
After fees waived and expenses absorbed	2.47%[4]	2.25%[4]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.56)%[4]	(2.55)%[4]
After fees waived and expenses absorbed	(1.29)%[4]	(0.99)%[4]
Portfolio turnover rate	452%[3]	1,188%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within 18 months of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period September 30, 2013* through August 31, 2014

Net asset value, beginning of period	$10.47	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.42)	0.57
Total from investment operations	(0.47)	0.50
Less Distributions:
From net realized gains	(0.32)	(0.03)

Redemption fee proceeds	− [2]	− [2]

Net asset value, end of period	$9.68	$10.47

Total return[3]	(4.45)%[4]	4.97%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,307	$20,916

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	3.49%[5]	3.56%[5]
After fees waived and expenses absorbed	2.22%[5]	2.00%[5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.31)%[5]	(2.30)%[5]
After fees waived and expenses absorbed	(1.04)%[5]	(0.74)%[5]
Portfolio turnover rate	452%[4]	1,188%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
Ramius Event Driven Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

Transactions in options contracts written for the six months ended February 28, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at August 31, 2014	592	$56,592
Options written	1,542	191,721
Options terminated in closing purchasing transactions	(1,434)	(144,316)
Options expired	(565)	(75,488)
Options exercised	(22)	(14,845)
Outstanding at February 28, 2015	113	$13,664

(e) Total Return Swap Contracts
The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

(f) When-Issued Securities
The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuations and, in the case of fixed income securities; no interest accrues to the Fund until settlement takes place. When purchasing a security on a when-issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Accordingly, at the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If, however, the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a taxable capital gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults. It is the current policy of the Fund not to enter into when- issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

(g) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $24,142, which were amortized over a one-year period from September 30, 2013 (commencement of operations).

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At February 28, 2015, such collateral is denoted in the Fund’s Schedule of Investments. Also in conjunction with the use of short sales, options, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At February 28, 2015, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended February 28, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

(i) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Advisors, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.35% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.90% and 1.65% of the average daily net assets of the Fund’s Class A and Class I shares, respectively, until December 31, 2015.

For the six months ended February 28, 2015, the Advisor waived advisory fees totaling $116,224. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At February 28, 2015, the amount of these potentially recoverable expenses was $361,776. The Advisor may recapture all or a portion of this amount no later than August 31 of the years stated below:

2017	$245,552
2018	116,224

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended February 28, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 28, 2015, are reported on the Statement of Operations.

An affiliate reimbursed the Fund $275 for certain transactions not meeting the investment guidelines for the Fund. This reimbursement had no impact to the Fund’s net asset value per share or total return.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At February 28, 2015, the cost of investments on a tax basis and gross unrealized appreciation and depreciation on investments at the Fund level for federal income tax purposes were as follows:

Cost of investments	$16,326,216

Gross unrealized appreciation	$718,138
Gross unrealized depreciation	(344,232)

Net unrealized appreciation on investments	$373,906

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of August 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$559,184
Undistributed long-term capital gains	-
Tax accumulated earnings	559,184

Accumulated capital and other losses	-
Unrealized appreciation on investments	426,222
Other differences	(52,035)
Total accumulated earnings	$933,371

The tax character of distributions paid during the period September 30, 2013 (commencement of operations) through August 31, 2014 was as follows:

Distribution paid from:	2014
Ordinary income	$33,337
Long-term capital gains	-
Total distributions paid	$33,337

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended February 28, 2015, the Fund received $3 in redemption fees.

Note 6 – Investment Transactions
For the six months ended February 28, 2015, purchases and sales of investments, excluding short-term investments, options contracts and swap contracts, were $55,158,195 and $59,053,605, respectively. For the same period, proceeds from securities sold short and short securities covered were $36,822,189 and $35,539,149, respectively.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended February 28, 2015, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks**	$13,933,697	$-	$-	$13,933,697
Purchased Options Contracts	23,606	1,555	-	25,161
Short-Term Investments	2,741,264	-	-	2,741,264
Total Investments	16,698,567	1,555	-	16,700,122
Other Financial Instruments***
Swap Contracts	-	23,957	-	23,957
Total Assets	$16,698,567	$25,512	$-	$16,724,079

Liabilities
Securities Sold Short
Common Stocks**	$2,230,504	$-	$-	$2,230,504
Exchange-Traded Funds	1,664,731	-	-	1,664,731
Total Securities Sold Short	3,895,235	-	-	3,895,235
Written Options Contracts	8,571	-	-	8,571
Other Financial Instruments***
Swap Contracts	-	16,491	-	16,491
Total Liabilities	$3,903,806	$16,491	$-	$3,920,297

*	The Fund did not hold any Level 3 securities at period end.
**	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts and swap contracts during the six months ended February 28, 2015.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2015 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$25,161	Written options contracts, at value	$8,571
	Unrealized appreciation on open swap contracts	23,957	Unrealized depreciation on open swap contracts	16,491
Total		$49,118		$25,062

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts	Total
Equity contracts	$(121,819)	$61,653	$54,482	$(5,684)
Total	$(121,819)	$61,653	$54,482	$(5,684)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Swap Contracts	Total
Equity contracts	$64,100	$(21,319)	$(26,302)	$16,479
Total	$64,100	$(21,319)	$(26,302)	$16,479

The notional amount of swap contracts and the number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of February 28, 2015 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	1,175
	Written options contracts	Number of contracts	(348)
	Swap contracts	Notional amount	$736,169

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	$23,957	$(16,491)	$-	$7,466
Unrealized depreciation on open swap contracts – liability payable	16,491	(16,491)	-	-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Ramius Event Driven Equity Fund
NOTES TO FINANCIAL STATEMENTS - Continued
February 28, 2015 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Ramius Event Driven Equity Fund
EXPENSE EXAMPLE
For the Six Months Ended February 28, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution fees (Class A shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	9/1/14	2/28/15	9/1/14 – 2/28/15
Class A
Actual Performance	$ 1,000.00	$ 954.50	$ 11.99
Hypothetical (5% annual return before expenses)	1,000.00	1,012.53	12.34
Class I
Actual Performance	$ 1,000.00	$ 955.50	$ 10.78
Hypothetical (5% annual return before expenses)	1,000.00	1,013.77	11.10

*	Expenses are equal to the Fund’s annualized expense ratios of 2.47% and 2.22% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Ramius Event Driven Equity Fund
a series of Investment Managers Series Trust

Investment Advisor
Ramius Advisors, LLC
599 Lexington Avenue
 New York, New York 10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Event Driven Equity Fund – Class A	REDAX	461 41P 578
Ramius Event Driven Equity Fund – Class I	REDIX	461 41P 560

Privacy Principles of the Ramius Event Driven Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Event Driven Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 6RAMIUS.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Event Driven Equity Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	5/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	5/8/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	5/8/2015